Expense Example {- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-05 - Fidelity Women's Leadership Fund	Jun. 29, 2021 USD ($)
Fidelity Advisor Women's Leadership Fund: Class A
Expense Example:
1 year	$ 685
3 years	941
5 years	1,221
10 years	2,017
Fidelity Advisor Women's Leadership Fund: Class M
Expense Example:
1 year	488
3 years	798
5 years	1,135
10 years	2,086
Fidelity Advisor Women's Leadership Fund: Class C
Expense Example:
1 year	293
3 years	613
5 years	1,061
10 years	2,124
Fidelity Advisor Women's Leadership Fund: Class I
Expense Example:
1 year	92
3 years	301
5 years	531
10 years	1,192
Fidelity Advisor Women's Leadership Fund: Class Z
Expense Example:
1 year	77
3 years	261
5 years	466
10 years	$ 1,058